FAIR VALUE OF ASSETS AND LIABILITIES - Schedule of the Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets
Cash and cash equivalents		¥ 3,841,284	$ 526,254	¥ 5,791,333
Restricted cash		260,273	35,657	267,271	¥ 88,796
Trading securities		77,426	10,607	76,053
Loans at fair value		421,922	57,803	677,835
Other financial investments	[1]	353,190	48,387	438,084
Related Party
Liabilities
Other liabilities		129,629	17,759	14,414
Payable to investors at fair value
Liabilities
Other liabilities		368,022	$ 50,419	445,762
Recurring
Assets
Cash and cash equivalents		3,841,284		5,791,333
Restricted cash		260,273		267,271
Trading securities		77,426		76,053
Loans at fair value		421,922		677,835
Other financial investments		353,190		438,084
Total Assets		4,954,095		7,250,576
Liabilities
Total Liabilities		368,022		447,279
Recurring | Payable to investors at fair value
Liabilities
Other liabilities		368,022		447,279
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents		3,841,284		5,791,333
Restricted cash		260,273		267,271
Trading securities		77,426		76,053
Other financial investments		291,190		276,084
Total Assets		4,470,173		6,410,741
Recurring | Level 2 Inputs
Assets
Other financial investments		27,000		127,000
Total Assets		27,000		127,000
Recurring | Level 3 Inputs
Assets
Loans at fair value		421,922		677,835
Other financial investments		35,000		35,000
Total Assets		456,922		712,835
Liabilities
Total Liabilities		368,022		447,279
Recurring | Level 3 Inputs | Payable to investors at fair value
Liabilities
Other liabilities		¥ 368,022		¥ 447,279

[1]	The Group renamed the “Available-for-sale investments” to “Other financial investments”. This change is solely a reclassification of terminology to better reflect the nature and purpose of these assets, which are held for financial appreciation and liquidity management. The group’s underlying accounting policies for these investments remain unchanged, refer to Note 2 for further details.